Cover Page	12 Months Ended
Dec. 31, 2025 shares
Entity Listings [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Entity File Number	001-42631
Entity Registrant Name	EMERA INCORPORATED
Entity Incorporation, State or Country Code	A5
Entity Address, Address Line One	5151 Terminal Road
Entity Address, City or Town	Halifax
Entity Address, State or Province	NS
Entity Address, Country	CA
Entity Address, Postal Zip Code	B3J 1A1
City Area Code	902
Local Phone Number	428-6096
Security 12b Title	Common Shares, no par value
Trading Symbol	EMA
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Document Fin Stmt Error Correction Flag	false
Entity Emerging Growth Company	false
ICFR Auditor	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Auditor Firm Id	1263
Auditor Name	Ernst & Young LLP
Auditor Location	Halifax, Canada
Entity Central Index Key	0001127248
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact [Member]
Entity Listings [Line Items]
Contact Personnel Name	EUSHI Finance, Inc.
Entity Address, Address Line One	37 Route 236
Entity Address Address Line Two	Kittery Properties Suite 101
Entity Address, City or Town	Kittery
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	03904
City Area Code	902
Local Phone Number	233-4084
Common Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	301,754,258
Series A Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	6,000,000
Series C Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Series E Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	5,000,000
Series F Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Series H Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	12,000,000
Series J Preferred Stock [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Series L Preferred Stock [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	9,000,000